UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21486
811-21538

Name of Fund: BlackRock Commodity Strategies Fund
Master Commodity Strategies LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Commodity Strategies Fund and Master Commodity Strategies LLC, 800 Scudders Mill
Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 11/30/2008

Date of reporting period: 06/01/2008 – 08/31/2008

Item 1 – Schedule of Investments

BlackRock Commodity Strategies Fund
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Beneficial
Interest
(000)	Mutual Fund	Value

$30,899	Master Commodity Strategies LLC	$ 38,308,760

	Total Investments (Cost - $36,465,901) - 100.1%	38,308,760
	Liabilities in Excess of Other Assets - (0.1)%	(40,508)

	Net Assets - 100.0%	$ 38,268,252

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

	Valuation	Investments in
	Inputs	Securities

Level 1		-
Level 2		$ 38,308,760
Level 3		-

Total		$ 38,308,760

Master Commodity Strategies LLC
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)	Value

	Countrywide Asset Backed Certificates Series 2003-2 Class M1,
	3.522%, 6/26/33 (a)	$ 168	$ 40,343
Residential Asset Mortgage Products, Inc. Series 2004-RZ4 Class M3,
	4.107%, 12/25/34 (a)	342	208,027
	SLM Student Loan Trust Series 2008-5 Class A2, 3.90%,
	10/25/16 (a)	615	615,738
	SLM Student Loan Trust Series 2008-5 Class A3, 4.10%,
	1/25/18 (a)	625	638,131
Wachovia Asset Securitization, Inc. Series 2003-HE1 Class A1, 2.762%,
	3/25/33 (a)	20	14,124
	Wells Fargo Home Equity Trust Series 2004-2 Class M5, 4.457%,
	11/25/33 (a)	291	193,700

	Total Asset-Backed Securities - 4.2%		1,710,063

Industry	Corporate Bonds

Capital Markets - 0.5%	Morgan Stanley, 5.625%, 1/09/12	200	196,437

Commercial Banks - 26.5%	Natixis Financial Products, Inc., 2.601%, 9/22/08 (a)(b)	6,000	10,522,080
	US Bancorp, 3.198%, 5/06/10 (a)	355	355,280

			10,877,360

Commercial Services &	West Corp., 9.50%, 10/15/14	50	42,625
Supplies - 0.1%

Diversified Financial	AIG Financial Products, Inc., 2.80%, 9/09/09 (c)	7,500	7,145,419
Services - 18.7%	Bank of America NA, 3.404%, 5/12/10 (a)	440	437,471
	Citigroup, Inc., 5.30%, 10/17/12	115	110,499

			7,693,389

Diversified	Citizens Communications Co., 6.25%, 1/15/13	50	47,750
Telecommunication	Qwest Communications International, Inc., 7.50%, 2/15/14	50	45,500

Services - 0.2%			93,250

Food & Staples Retailing -	CVS Caremark Corp., 3.111%, 6/01/10 (a)
0.5%		190	186,471

Media - 0.7%	Time Warner Cable, Inc., 5.40%, 7/02/12	300	297,710

Metals & Mining - 0.2%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17	95	100,700

Multi-Utilities - 0.6%	Public Service Electric & Gas Co., 3.694%, 3/12/10 (a)	235	235,050

Oil, Gas & Consumable	Peabody Energy Corp., 7.375%, 11/01/16	55	56,650
Fuels - 0.2%	Petrobras International Finance Co., 5.875%, 3/01/18	40	39,038

			95,688

Pharmaceuticals - 0.7%	GlaxoSmithKline Capital, Inc., 3.429%, 5/13/10 (a)	290	290,876

	Total Corporate Bonds - 48.9%		20,109,556

	U.S. Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates (d):
	5.50%, 9/15/23 - 9/15/38	2,800	2,798,000
	6.00%, 9/15/38	500	504,844

	Total U.S. Government Agency
	Mortgage-Backed Securities - 8.0%		3,302,844

	U.S. Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations

	Fannie Mae Trust Series 2008-33 Class SA, 3.608%, 4/25/38 (a)(e)	11	831
	Ginnie Mae Trust Series 2005-9 Class IO, 0.778%, 1/16/45 (a)(e)	8,707	325,695

Master Commodity Strategies LLC
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	U.S. Government Agency Mortgage-Backed Securities -	Par
	Collateralized Mortgage Obligations	(000)	Value

	Ginnie Mae Trust Series 2005-76 Class IO, 0.882%, 9/16/45 (a)(e)	$ 7,726	$ 333,256
	Ginnie Mae Trust Series 2005-90 Class IO, 0.912%,
	11/16/45 (a)(e)	7,064	294,934

	Total U.S. Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations - 2.3%		954,716

	Non-U.S. Government Agency Mortgage-Backed Securities

Collateralized Mortgage	ABN AMRO Mortgage Corp. Series 2003-2 Class 2A1, 3.707%,
Obligations - 20.9%	3/25/18 (a)	698	631,474
	Banc of America Mortgage Securities Inc. Series 2004-C Class 2A1,
	3.697%, 4/25/34 (a)	849	781,672
Banc of America Mortgage Securities Inc. Series 2007-3 Class 1A1, 6%,
	9/25/37	460	372,211
	Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4,
	2.872%, 3/25/34 (a)	401	351,038
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J2
	Class A2, 2.972%, 3/25/34 (a)	407	394,855
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J7
	Class 1A1, 2.922%, 8/25/34 (a)	789	771,228
First Horizon Asset Securities, Inc. Series 2003-4 Class 2A2, 2.922%,
	6/25/18 (a)	415	403,393
	GSR Mortgage Loan Trust Series 2005-AR5 Class 2A3, 5.168%,
	10/25/35 (a)	420	363,813
	Homebanc Mortgage Trust Series 2005-4 Class A1, 3.477%,
	10/25/35 (a)	404	332,705
	Residential Accredit Loans, Inc. Series 2004-QS8 Class A4, 2.872%,
	6/25/34 (a)	1,524	1,335,680
	Residential Accredit Loans, Inc. Series 2006-QA9 Class A1, 3.387%,
	11/25/36 (a)	505	313,984
Residential Funding Mortgage Securities I Series 2003-S14 Class A5,
	2.872%, 7/25/18 (a)	1,662	1,470,546
Residential Funding Mortgage Securities I Series 2003-S14 Class A6,
	2.872%, 7/25/18 (a)	904	869,652
	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Class
	A1C3, 2.962%, 10/25/45 (a)	540	221,002

			8,613,253

Commercial Mortgage-	GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class B,
Backed Securities - 4.4%	6.67%, 4/15/34 (a)(f)	550	563,978
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-
	LDP8 Class A4, 5.399%, 5/15/45	425	387,804
LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A2, 4.567%,
	6/15/29 (a)	472	471,082
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.43%,
	2/15/40	420	374,560

			1,797,424

	Total Non-U.S. Government Agency Mortgage-Backed Securities - 25.3%		10,410,677

Master Commodity Strategies LLC
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Capital Trusts	(000)	Value

Capital Markets - 0.3%	Goldman Sachs Capital III Series F, 3.581%, 9/29/49 (a)(g)	$ 180	$ 109,294

	Total Capital Trusts - 0.3%		109,294

	Total Long-Term Investments (Cost - $34,358,032) - 89.0%		36,597,150

	Short-Term Securities

Government Agency	Federal Home Loan Bank, 2.36%, 10/08/08 (h)	1,000	997,680
Notes - 2.4%

		Beneficial
		Interest
		(000)

	BlackRock Liquidity Series, LLC Cash Sweep Series,	$ 6,980	6,980,286
	2.41% (i)(j)

	Total Short-Term Securities (Cost - $7,977,966) - 19.4%		7,977,966

	Options Purchased	Contracts

Call Options	Euro-Dollar Future, expiring September 2008 at USD 97.38	11	138
	Eurodollar 1-Year Mid-Curve Options, expiring September 2008
	at USD 96.75	18	4,275
	Eurodollar 1-Year Mid-Curve Options, expiring September 2008
	at USD 97.75	18	0

			4,413

Call Swaptions	Receive a fixed rate of 4.25% and pay a floating rate based on 3-
	month LIBOR, expiring October 2008	1 †	4,092

Put Swaptions	Pay a fixed rate of 5% and receive a floating rate based on 3-month
	LIBOR, expiring October 2008	- ††	423

	Total Options Purchased
	(Cost - $27,359) - 0.0%		8,928

	Total Investments Before Options Written and TBA Sale
	Commitments (Cost - $42,363,357*) - 108.4%		44,584,044

	Options Written

Call Options	Euro-Dollar Future, expiring September 2008 at USD 97.88	12	0
	Eurodollar 1-Year Mid-Curve Options, expiring September 2008
	at USD 97.25	36	(450)

			(450)

Put Options	Euro-Dollar Future, expiring December 2008 at $96.75	6	(1,125)
	Eurodollar 1-Year Mid-Curve Options, expiring September 2008
	at USD 96.50	25	(2,500)

			(3,625)

Put Swaptions	Receive a fixed rate of 3.30% and pay a floating rate based on
	3-month LIBOR, expiring October 2008	3 †	(14,138)

	Total Options Written
	(Premiums Received - $49,748) - (0.0)%		(18,213)

Master Commodity Strategies LLC
Schedule of Investments August 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
TBA Sale Commitments	(000)	Value

Fannie Mae Guaranteed Pass-Through Certificates, 5.50%
9/15/23 - 9/15/38	$ (1,200)	$ (1,186,394)

Total TBA Sale Commitments
(Proceeds - $1,180,750) - (2.9)%		(1,186,394)

Total Investments, Net of Options Written
and TBA Sale Commitments - 105.5%		43,379,437
Liabilities in Excess of Other Assets - (5.5)%		(2,258,203)

Net Assets - 100.0%		$ 41,121,234

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 42,363,357

Gross unrealized appreciation	$ 4,574,814
Gross unrealized depreciation	(2,354,127)

Net unrealized appreciation	$ 2,220,687

† One contract represents a notional amount of $1,000,000. Amount is less than 1 contract.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Represents or includes a "to-be-announced" transaction. The Master has committed to purchasing securities for which all specific information is not available at this time.

(e)	Represents the interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Rate shown is the yield to maturity as of the date purchased.

(i)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ 6,980	$ 88,536

(j) Represents the current yield as of report date.

  For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report which may combine industry sub- classifications for reporting ease.

Master Commodity Strategies LLC
Schedule of Investments August 31, 2008 (Unaudited)

• Financial futures contracts purchased as of August 31, 2008 were as follows:

					Unrealized
					Appreciation
Contracts	Issue	Expiration Date		Face Value	(Depreciation)

2	Euro-Dollar futures	September 2008	$ 486,806		$ (919)
2	Euro-Dollar futures	December 2008	$ 485,681		(556)
2	Euro-Dollar futures	March 2009	$ 484,881		319
1	Euro-Dollar futures	June 2009	$ 242,003		285
1	Euro-Dollar futures	September 2009	$ 241,516		260
1	Euro-Dollar futures	December 2009	$ 241,028		47
1	Euro-Dollar futures	March 2010	$ 240,703		(140)
1	Euro-Dollar futures	June 2010	$ 240,278		(228)
1	Euro-Dollar futures	September 2010	$ 239,966		(341)
1	Euro-Dollar futures	December 2010	$ 239,678		(441)
1	Euro-Dollar futures	March 2011	$ 239,491		(453)

Total					$ (2,167)

• Financial futures contracts sold as of August 31, 2008 were as follows:

					Unrealized
Contracts	Issue	Expiration Date		Face Value	Depreciation

8	5-Year U.S.
	Treasury Bond	September 2008	$ 891,482		$ (8,143)
21	2-Year U.S.
	Treasury Bond	September 2008	$ 4,417,507		(54,181)
12	10-Year U.S.
	Treasury Bond	September 2008	$ 1,356,727		(43,523)
35	2-Year U.S.
	Treasury Bond	December 2008	$ 7,423,575		(6,268)

Total					$ (112,115)

• Swaps outstanding as of August 31, 2008 were as follows:

				Notional	Unrealized
				Amount	Appreciation
				(000)	(Depreciation)

Sold credit default protection on Fannie Mae
and receive 0.18%
Broker, Lehman Brothers Special Financing
Expires March 2010			USD	1,000	$ (2,050)

Sold credit default protection on Freddie Mac
and receive 0.15%
Broker, Lehman Brothers Special Financing
Expires June 2010			USD	4,000	(11,856)

Sold credit default protection on Fannie Mae
and receive 0.48%
Broker, Deutsche Bank AG London
Expires June 2010			USD	2,000	(74,776)

Master Commodity Strategies LLC
Schedule of Investments August 31, 2008 (Unaudited)

			Notional	Unrealized
			Amount	Appreciation
			(000)	(Depreciation)

Pay a fixed rate of 3.428% and receive a floating
rate based on 3-month USD Libor
Broker, Deutsche Bank AG London
Expires July 2010		USD	1,200	$ (3,156)

Receive a fixed rate of 7.1192% and pay a
floating rate based on 6-month AUD Bank Bill Rate
Broker, Deutsche Bank AG London
Expires October 2012		AUD	1,393	16,538

Bought credit default protection on Dow Jones CDX
North America Investment Grade Index and pay 1.55%
Broker, Credit Suisse First Boston
Expires June 2013		USD	262	5,621

Bought credit default protection on Dow Jones CDX
North America Investment Grade High Volatility
Index 10. V1 and pay 3.50%
Broker, Lehman Brothers Special Financing
Expires June 2013		USD	729	6,793

Receive a fixed rate of 4.655% and pay a floating
rate based on 3-month USD Libor
Broker, Deutsche Bank AG London
Expires July 2018		USD	100	1,280

Total				$ (61,606)

• Currency Abbreviations:
AUD	Australian Dollar
USD	U.S. Dollar

Effective December 1, 2007, the Master Commodity Strategies LLC (the "Master") adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157").

FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumption used in determining the fair value of investments)

Master Commodity Strategies LLC Schedule of Investments August 31, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Master's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Master's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	-	$ (113,944)
Level 2	$ 43,388,722	(71,229)
Level 3	-	-

Total	$ 43,388,722	$ (185,173)

* Other financial instruments are swaps, futures and options.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

Date: October 20, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

Date: October 20, 2008